Loss Before Income Tax	12 Months Ended
Dec. 31, 2022
Profit Loss [Abstract]
Loss Before Income Tax
16.
LOSS BEFORE INCOME TAX
a.
Other income

	For the year ended December 31
	2020	2021	2022
ADS issuance contribution	$587,736	$1,076,189	$—
Government grants for research and development expenditures	165,699	—	248,613
Government subsidies	134,611	31,112	29,147
Interest income	—	—	94,248
Others	—	771	14,130
	$888,046	$1,108,072	$386,138

'ADS issuance contribution' is other non-operating income receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary as part of the conversion of ordinary shares to ADS due to the Taiwan delisting in 2020 and issuance of new ADS. As of December 31, 2021, the Company recognized a total of $1,076,189, as other non-operating income and did not recognize any related other income as of December 31, 2022.

‘Government grants for research and development expenditures’ relates to a research and development grant of $248,613, approved by the Australian Government during the year of 2022, for research and development activities carried out in Australia.

'Government subsidies' are reliefs from the Singapore government to support and encourage wage increases, raise employability of older Singaporeans and to help employers retain local employees due to economic uncertainty caused by the COVID-19 pandemic.

b.
Other gains and losses

	For the year ended December 31
	2020	2021	2022
Net foreign exchange (losses) gains	$(210,647)	$512,450	$(85,869)
Gain on disposal of property, plant and equipment	968	—	1,172
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Note 13)	78,038	594,046	133,139
Other income (expenses)	2,342	14	(78,025)
	$(129,299)	$1,106,510	$(29,583)

c.
Finance costs

	For the year ended December 31
	2020	2021	2022
Interest on government loans	$431,143	$443,216	$431,052
Interest on other long-term borrowing	342,540	1,191,381	3,224,369
Interest on loans from shareholders	327,324	154,773	—
Interest on loans from related parties	105,899	50,074	—
Interest on lease liabilities	40,425	21,510	12,544
Others	—	—	7,724
	$1,247,331	$1,860,954	$3,675,689

d.
Depreciation and amortization

	For the year ended December 31
	2020	2021	2022
Right-of-use assets	$265,316	$264,804	$308,682
Property, plant and equipment	29,757	14,856	18,950
Computer software	2,685	2,564	4,120
	$297,758	$282,224	$331,752

e.
Employee benefits expense

	For the year ended December 31
	2020	2021	2022
Short-term benefits	$4,539,663	$6,940,900	$8,423,133
Post-employment benefits	200,045	257,128	355,434
Share-based payments (Note 19)
Equity-settled	132,200	2,428,128	2,443,894
Cash-settled	213,636	(234,761)	(467,134)
Total employee benefits expense	$5,085,544	$9,391,395	$10,755,327
Employee benefits expense by function
General and administrative expenses	$3,856,753	$5,718,646	$5,643,217
Research and development expenses	1,228,791	3,672,749	5,112,110
	$5,085,544	$9,391,395	$10,755,327